Basis of Presentation (Details) € in Thousands, $ in Millions					1 Months Ended			3 Months Ended	5 Months Ended	10 Months Ended	12 Months Ended
	Mar. 03, 2016 EUR (€) EquityInstruments	Dec. 12, 2015 EUR (€)	Nov. 16, 2015 EUR (€)	Feb. 09, 2015 EUR (€)	Aug. 31, 2016 EUR (€) EquityInstruments	Jul. 31, 2015 EUR (€) EquityInstruments	Jun. 30, 2015 EUR (€)	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017 shares	Dec. 31, 2016	Oct. 11, 2017 EUR (€)	Jul. 24, 2017 EUR (€)	Jan. 31, 2017 USD ($)	Jul. 31, 2016 EquityInstruments
Grifols Malaysia Sdn Bhd
Basis of presentation
Ownership in subsidiary ( as a percent)											30.00%
Grifols (Thailand) Ltd
Basis of presentation
Number of classes of shares | shares											2
VCN Bioscience S.L
Basis of presentation
Ownership in subsidiary ( as a percent)												81.34%
VCN Bioscience S.L | Grifols Innovation and New Technologies Limited
Basis of presentation
Share capital increase		€ 5,000
VCN Bioscience S.L | Gri-cel S.A
Basis of presentation
Share capital increase			€ 2,549
Kiro Grifols S.L (Spain) (formerly Kiro Robotics S.L)
Basis of presentation
Ownership in subsidiary ( as a percent)									90.00%
Additional stake acquired (as a percent)														40.00%
Consideration transferred														€ 12,800
Araclon Biotech S.L
Basis of presentation
Ownership in subsidiary ( as a percent)												73.22%
Share capital increase					€ 6,700	€ 6,000	€ 6,000
Number of share capital increases | EquityInstruments					2	2
Medion Diagnostics AG
Basis of presentation
Ownership in subsidiary ( as a percent)												100.00%
Additional stake acquired (as a percent)																20.00%
Medion Diagnostics AG | Treasury stock
Basis of presentation
Consideration transferred, in shares | EquityInstruments																59,951
Progenika Biopharma, S.A. (Spain)
Basis of presentation
Ownership in subsidiary ( as a percent)								90.23%		89.25%
Additional stake acquired (as a percent)	32.93%
Consideration transferred	€ 25,000
Consideration transferred, in cash (as a percent)	50.00%
Progenika Biopharma, S.A. (Spain) | Class B Shares
Basis of presentation
Consideration transferred, in shares | EquityInstruments	876,777
Consideration transferred, in shares (as a percent)	50.00%
Number of days available to selling shareholders to repurchase the shares	5 days
Progenika Biopharma, S.A. (Spain) | Grifols Diagnostics Solutions, Inc.
Basis of presentation
Additional stake acquired (as a percent)													0.98%
Consideration transferred, in cash													€ 644
Hologic acquisition
Basis of presentation
Consideration transferred, in cash | $															$ 1,865
Gripdan Invest
Basis of presentation
Ownership in subsidiary ( as a percent)				100.00%
Consideration transferred, in cash				€ 46,000